Interim Financial Statements	9 Months Ended
Sep. 29, 2013
Interim Financial Statements

2. Interim Financial Statements

In the opinion of management, the accompanying unaudited consolidated financial statements contain all adjustments (consisting primarily of normal recurring adjustments) necessary for a fair statement of the Company’s financial position as of September 29, 2013, the results of operations for the three and nine months ended September 29, 2013 and September 23, 2012, and the cash flows for the nine months ended September 29, 2013 and September 23, 2012. The results of operations are not necessarily indicative of the results to be expected for the full fiscal year. The accompanying unaudited consolidated financial statements and notes thereto should be read in conjunction with the audited consolidated financial statements and notes thereto for the fiscal year ended December 30, 2012.